Consolidated Balance Sheets (Parenthetical) - $ / shares	Feb. 29, 2020	Feb. 23, 2019
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	30,000,000	30,000,000
Preferred stock, shares outstanding (in shares)	0	0
Preferred stock, shares issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000
Common stock, shares outstanding (in shares)	579,325,630	575,771,525
Common stock shares issued (in shares)	579,325,630	575,771,525
Treasury stock, at cost (in shares)	3,671,621	3,671,621